Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
3. GOODWILL AND INTANGIBLE ASSETS

At December 31, 2013 and 2012, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2013 and 2012:

	Weighted Average	2013		2012
(in thousands except weighted average amortization years)	Amortization Years	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Technological know-how	20	$8,606	$(5,328)	$8,443	$(4,842)
Customer relationships	20	7,944	(4,359)	7,871	(3,866)
Patents, trademarks, non-compete agreements and other	18.8	9,630	(5,947)	9,617	(5,645)
Total finite-lived intangibles	19.6	$26,180	$(15,634)	$25,931	$(14,353)

Amortization of intangible assets was $1.3 million in 2013, $1.4 million in 2012 and $1.3 million in 2011. Estimated amortization expense each year for the five years subsequent to December 31, 2013, is $1.3 million in 2014 and $1.2 million in each year from 2015 through 2018.

The changes in goodwill for the years ended December 31, 2013 and 2012, by reportable business segment, were as follows:

(in thousands)	Flavors & Fragrances	Color	Corporate & Other	Consolidated
Balance as of December 31, 2011	$132,692	$307,379	$4,294	$444,365
Currency translation impact	3,092	4,271	(410)	6,953
Balance as of December 31, 2012	135,784	311,650	3,884	451,318
Currency translation impact	853	5,673	(575)	5,951
Balance as of December 31, 2013	$136,637	$317,323	$3,309	$457,269